FEDERATED HERMES MANAGED POOL SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 26, 2021

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES MANAGED POOL SERIES (the “Registrant”)
Federated Hermes High-Yield Strategy Portfolio Federated Hermes Corporate Bond Strategy Portfolio Federated Hermes Mortgage Strategy Portfolio (the “collectively, the Funds”)

1933 Act File No. 333-128884 1940 Act File No. 811-21822

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated February 28, 2021, that would have otherwise been filed under Rule 497(c), does not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 74 on February 24, 2021.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George Magera
George Magera
Assistant Secretary